Equity and Redeemable Non-controlling Interest - Schedule of Aggregate Distributions Declared for Each Class of Common Stock (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Gross distributions declared per share of common stock				$ 0
Common Stock Class T
Class Of Stock [Line Items]
Gross distributions declared per share of common stock	$ 0.9315	$ 1.2420	$ 1.0905
Stockholder servicing fee per share of common stock	(0.1413)	(0.1808)	(0.1608)
Net distributions declared per share of common stock	0.7902	1.0612	0.9297
Common Stock Class S
Class Of Stock [Line Items]
Gross distributions declared per share of common stock	0.9315	1.2420	1.0905
Stockholder servicing fee per share of common stock	(0.1418)	(0.1821)	(0.1787)
Net distributions declared per share of common stock	0.7897	1.0599	0.9118
Common Stock Class D
Class Of Stock [Line Items]
Gross distributions declared per share of common stock	0.9315	1.2420	1.0905
Stockholder servicing fee per share of common stock	(0.0416)	(0.0533)	(0.0503)
Net distributions declared per share of common stock	0.8899	1.1887	1.0402
Common Stock Class I
Class Of Stock [Line Items]
Gross distributions declared per share of common stock	0.9315	1.2420	1.0905
Stockholder servicing fee per share of common stock		0	0
Net distributions declared per share of common stock	$ 0.9315	$ 1.2420	$ 1.0905